Monthly Noteholder's Statement
GE Capital Credit Card Master Note Trust
Series 2011 - 1

Class A LIBOR + 0.5500% Notes
Class B LIBOR + 1.0500% Notes
Class C LIBOR + 2.1000% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2011 - 1 Indenture Supplement (the "Indenture Supplement"), dated as of January 27, 2011, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2011 - 1 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of December 17, 2012, and with respect to the performance of the Trust during the Monthly Period ended November 21, 2012 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	11/30/2012
Monthly Period Beginning:	10/22/2012
Monthly Period Ending:	11/21/2012
Previous Payment Date:	11/15/2012
Payment Date:	12/17/2012
Interest Period Beginning:	11/15/2012
Interest Period Ending:	12/16/2012
Days in Monthly Period:	31
Days in Interest Period:	32
LIBOR Determination Date	11/13/2012
LIBOR Rate	0.20800%
Is there a Reset Date?	Yes
Reset Date #1:	11/13/2012
Reset Date #2:	11/15/2012

I. Trust Receivables Information

a.	Number of Accounts Beginning				35,780,285
b.	Number of Accounts Ending				37,144,190
c.	Average Accounts Balance (q / b)				497.88

d.	BOP Principal Receivables				17,952,923,607.22
e.	BOP Finance Charge Receivables				1,033,549,624.30
f.	BOP Total Receivables				18,986,473,231.52

g.	Increase in Principal Receivables from Additional Accounts				495,231,898.87
h.	Increase in Principal Activity on Existing Securitized Accounts				2,724,446,863.85
i.	Increase in Finance Charge Receivables from Additional Accounts				9,003,233.87
j.	Increase in Finance Charge Activity on Existing Securitized Accounts				434,242,271.61
k.	Increase in Total Receivables				3,662,924,268.20

l.	Decrease in Principal Receivables due to Account Removal				0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts				2,679,088,935.69
n.	Decrease in Finance Charge Receivables due to Account Removal				0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts				413,087,625.51
p.	Decrease in Total Receivables				3,092,176,561.20

q.	EOP Aggregate Principal Receivables				18,493,513,434.25
r.	EOP Finance Charge Receivables				1,063,707,504.27
s.	EOP Total Receivables				19,557,220,938.52

t.	Excess Funding Account Balance				0.00

u.	Required Principal Balance				17,241,675,610.97
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)				1,017,143,238.88
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.d.ii+II.a.ii+II.b.ii+II.b.iii))				1,251,837,823.28

II. Investor Information (Sum of all Series, excluding new issuances and additional draws subsequent to end of the Monthly Period)

a.	Note Principal Balance
	i.	Beginning of Interest Period			15,369,072,596.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws			812,320,917.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired			0.00
	iv.	As of Payment Date			16,181,393,513.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period			1,013,004,160.97
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance			47,277,937.00
	iv.	Reductions in Required Excess Collateral Amount			0.00
	v.	Increase in Unreimbursed Investor Charge-Off			0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off			0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections			0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections			0.00
	ix.	As of Payment Date			1,060,282,097.97

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period			0.00
	ii.	Controlled Deposit Amount			0.00
	iii.	Withdrawal for Principal Payment			0.00
	iv.	As of Payment Date			0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period			16,382,076,756.97
	ii.	Beginning of Interest Period			16,382,076,756.97
	iii.	As of Payment Date			17,241,675,610.97

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current			27.2676%
	ii.	Prior Monthly Period			26.1287%
	iii.	Two Months Prior Monthly Period			27.7895%
	iv.	Three-Month Average			27.0620%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current			14.3441%
	ii.	Prior Monthly Period			13.0084%
	iii.	Two Months Prior Monthly Period			14.6332%
	iv.	Three-Month Average			13.9952%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current			6.7341%
	ii.	Prior Monthly Period			6.0815%
	iii.	Two Months Prior Monthly Period			6.2114%
	iv.	Three-Month Average			6.3423%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)				6.9450%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivable
	i.	Current			5.6298%
	ii.	Prior Monthly Period			5.0929%
	iii.	Two Months Prior Monthly Period			5.2154%
	iv.	Three-Month Average			5.3127%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)				5.8407%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)				16.9822%

h.	Default Amount for Defaulted Accounts				103,902,672.28
i.	Recovery Amount				16,520,852.53
j.	Collections
	i.	Total Trust Finance Charge Collections			391,423,954.27
	ii.	Total Trust Principal Collections			2,575,186,263.41
	iii.	Total Trust Collections			2,966,610,217.68

k.	Delinquency Data			Percentage	Total Receivables
	i.	1-29 Days Delinquent		3.8347%	749,956,222.76
	ii.	30-59 Days Delinquent		1.2358%	241,682,408.46
	iii.	60-89 Days Delinquent		0.9113%	178,217,455.44
	iv.	90-119 Days Delinquent		0.6831%	133,596,908.20
	v.	120-149 Days Delinquent		0.5701%	111,490,815.08
	vi.	150-179 Days Delinquent		0.4640%	90,753,202.67
	vii.	180 or Greater Days Delinquent		0.0000%	4,506.03

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current			20.1413%
	ii.	Prior Monthly Period			19.8510%
	iii.	Two Months Prior Monthly Period			20.5133%
	iv.	Three-Month Average			20.1686%
b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current			2.8837%
	ii.	Prior Monthly Period			2.8894%
	iii.	Two Months Prior Monthly Period			2.8958%
	iv.	Three-Month Average			2.8896%
c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current			17.2576%
	ii.	Prior Monthly Period			16.9616%
	iii.	Two Months Prior Monthly Period			17.6176%
	iv.	Quarterly Excess Spread Percentage			17.2789%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.				0.673778

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.				0.673778

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.				0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.				1.118222

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.				1.118222

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.				0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.				2.051556

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.				2.051556

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.				0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance				600,000,000.00
b.	Class B Note Initial Principal Balance				86,557,377.00
c.	Class C Note Initial Principal Balance				57,049,180.00
d.	Initial Excess Collateral Amount				43,278,689.00
e.	Initial Collateral Amount				786,885,246.00

f.	Class A Note Principal Balance
	i.	Beginning of Interest Period			600,000,000.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			600,000,000.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period			86,557,377.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			86,557,377.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period			57,049,180.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			57,049,180.00

i.	Excess Collateral Amount
	i.	Beginning of Interest Period			43,278,689.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Reduction in Excess Collateral Amount			0.00
	iv.	As of Payment Date			43,278,689.00

j.	Collateral Amount
	i.	Beginning of Interest Period			786,885,246.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs			0.00
	iv.	Increase/Decrease in Reallocated Principal Collections			0.00
	v.	Reduction in Excess Collateral Amount			0.00
	vi.	Principal Accumulation Account Deposit			0.00
	vii.	As of Payment Date			786,885,246.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance			4.2549%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount			N/A

k.	Required Excess Collateral Amount				43,278,689.00

VII. Investor Charge-Offs and Reallocated Principal Collections (Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs				0.00
b.	Current Unreimbursed Investor Defaults				0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount				0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)				0.00
e.	Ending Unreimbursed Investor Charge-Offs				0.00
f.	Beginning Unreimbursed Reallocated Principal Collections				0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7				0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)				0.00
i.	Ending Unreimbursed Reallocated Principal Collections				0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts				786,885,246.00

b.	Allocation Percentage Numerator - for Principal Collections				786,885,246.00

c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period			17,952,923,607.22
	ii.	Number of Days at Balance			22
	iii.	Aggregate Principal Receivables Balance on Reset Date 1			18,531,240,539.86
	iv.	Number of Days at Balance			2
	v.	Aggregate Principal Receivables Balance on Reset Date 2			18,503,341,065.86
	vi.	Number of Days at Balance			7
	vii.	Average Principal Balance			18,114,522,190.31

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts				17,241,675,610.97

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections				17,241,675,610.97

f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.vii. or d.)				4.3439%
g.	Allocation Percentage, Principal Collections (b. / greater of c.vii. or e.)				4.3439%
h.	Series Allocation Percentage				4.5639%

IX. Collections and Allocations				Trust	Series

a.	Finance Charge Collections			391,423,954.27	17,003,249.18
b.	Recoveries			16,520,852.53	717,657.08
c.	Principal Collections			2,575,186,263.41	111,864,726.82
d.	Default Amount			103,902,672.28	4,513,477.03
e.	Dilution			169,752,975.92	7,373,979.33
f.	Investor Uncovered Dilution Amount			0.00	0.00
g.	Dilution including Fraud Amount			172,908,725.46

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections			17,003,249.18
	ii.	Excess Finance Charge Collections allocable to Series 2011 - 1			0.00
	iii.	Principal Accumulation Account Investment Proceeds			0.00
	iv.	Investment earnings in the Reserve Account			0.00
	v.	Reserve Account Draw Amount			0.00
	vi.	Net Swap Receipts			N/A
	vii.	Recoveries			717,657.08
i.	Available Finance Charge Collections (Sum of h.i through h.vii)				17,720,906.26
j.	Total Collections (c.Series + i.)				129,585,633.08
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)				618,112.58

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections				17,720,906.26

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000			0.00
	b.	Payment to the Trustee, to a maximum of $25,000			0.00
	c.	Payment to the Administrator, to a maximum of $25,000			15.97

ii.	To the Servicer:
	a.	Noteholder Servicing Fee			1,311,475.41
	b.	Noteholder Servicing Fee previously due but not paid			0.00
	c.	Total Noteholder Servicing Fee			1,311,475.41

iii.	On a pari passu basis:
	a.	Class A Monthly Interest			404,266.67
	b.	Class A Deficiency Amount			0.00
	c.	Class A Additional Interest			0.00
	d.	Class A Additional Interest not paid on prior Payment Date			0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest			96,790.38
	b.	Class B Deficiency Amount			0.00
	c.	Class B Additional Interest			0.00
	d.	Class B Additional Interest not paid on prior Payment Date			0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest			117,039.56
	b.	Class C Deficiency Amount			0.00
	c.	Class C Additional Interest			0.00
	d.	Class C Additional Interest not paid on prior Payment Date			0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount			4,513,477.03
	b.	Aggregate Investor Uncovered Dilution Amount			0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs			0.00
	b.	Reallocated Principal Collections			0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount				0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account				0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall				0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty			N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty			N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty			N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above				0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:				11,277,841.24

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or			0.00

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2011_1 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.			0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One				240,602,280.28
b.	Finance Charge Shortfall for Series 2011 - 1				0.00
c.	Finance Charge Shortfall for all Series in Group One				0.00
d.	Excess Finance Charges Collections Allocated to Series 2011 - 1				0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections				111,864,726.82
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7				0.00
c.	Plus: Shared Principal Collections allocated to this Series				0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)				4,513,477.03
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)				0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)				0.00

g.	Available Principal Collections (Deposited to Principal Account)				116,378,203.85
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)			116,378,203.85
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)			0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)			0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)			116,378,203.85
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders		0.00
		b.	Principal paid to Class B Noteholders		0.00
		c.	Principal paid to Class C Noteholders		0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2011 - 1)			2,549,997,282.65
	vii.	Series Principal Shortfall			0.00
	viii.	Shared Principal Collections allocated to this Series from other Series			0.00

XIII. Series 2011 - 1 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)				3.00
b.	Controlled Accumulation Amount				0.00
c.	Controlled Deposit Amount				0.00
d.	Accumulation Shortfall				0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period			0.00
	ii.	Controlled Deposit Amount			0.00
	iii.	Withdrawal for Principal Payment			0.00
	iv.	As of Payment Date			0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)				8/15/2013
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)				0.00
c.	Beginning Available Reserve Account Amount				0.00
d.	Reserve Draw Amount				0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.				0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)				0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)				0.00
h.	Ending Available Reserve Account Amount				0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage				0.00%
b.	Required Spread Account Amount				0.00
c.	Beginning Available Spread Account Amount				0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall				0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date				0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event				0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default				0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency				0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount				0.00
j.	Ending Available Spread Account Amount				0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest				0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount Free Equity:				No
	i.	Free Equity Amount			1,251,837,823.28
	ii.	Minimum Free Equity Amount			1,017,143,238.88
	iii.	Excess Free Equity Amount			234,694,584.40

b.	The Note Trust Principal Balance is less than the Required Principal Balance Note Trust Principal Balance:				No
	i.	Note Trust Principal Balance			18,493,513,434.25
	ii.	Required Principal Balance			17,241,675,610.97
	iii.	Excess Principal Balance			1,251,837,823.28

c.	The three-month average Portfolio Yield is less than three-month average Base Rate Portfolio Yield:				No
	i.	Three month Average Portfolio Yield			20.1686%
	ii.	Three month Average Base Rate			2.8896%
	iii.	Three month Average Excess Spread			17.2789%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date				No
	i.	Expected Principal Payment Date			01/15/2014
	ii.	Current Payment Date			12/17/2012

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?				No
f.	Are there any material breaches or pool of assets representations and warranties or covenants?				No
g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?				No
h.	Has an early amortization event occurred?				No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 12th day of December 2012.

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Authorized Signatory